PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

The following is a summary of property and equipment—at cost, less accumulated depreciation:

September 30, 2024
Trucks	$55,000

Total cost	55,000

Less accumulated depreciation	(24,743)

Net, property and equipment	$30,257

Depreciation expense for the nine months ended September 30, 2024 and 2023 was $8,228 and $8,228, respectively. The trucks are being depreciated over a useful life of 5 years.

NOTE 5 - PROPERTY AND EQUIPMENT

The following is a summary of property and equipment—at cost, less accumulated depreciation:

December 31, 2023
Trucks	55,000

Total cost	55,000

Less accumulated depreciation	(16,516)

Net, property and equipment	$38,484

Depreciation expense for the nine months ended December 31 2023 and 2022 was $11,001 and $5,515, respectively. The trucks are being depreciated over a useful life of 5 years.